Schedule of Investments(a)
September 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.69%
Aerospace & Defense–1.23%
Textron, Inc.	260,226	$18,166,377
Air Freight & Logistics–1.21%
FedEx Corp.	81,589	17,891,652
Application Software–1.15%
CDK Global, Inc.	399,949	17,017,830
Asset Management & Custody Banks–2.45%
Bank of New York Mellon Corp. (The)	479,245	24,844,061
State Street Corp.	133,890	11,343,161
		36,187,222
Automobile Manufacturers–1.92%
General Motors Co.(b)	537,273	28,319,660
Building Products–1.98%
Johnson Controls International PLC	429,322	29,228,241
Cable & Satellite–1.61%
Comcast Corp., Class A	425,497	23,798,047
Casinos & Gaming–0.70%
Las Vegas Sands Corp.(b)	281,042	10,286,137
Communications Equipment–1.96%
Cisco Systems, Inc.	530,209	28,859,276
Construction Machinery & Heavy Trucks–2.93%
Caterpillar, Inc.	125,906	24,170,175
Wabtec Corp.	221,712	19,113,791
		43,283,966
Consumer Finance–0.48%
Capital One Financial Corp.	43,612	7,063,836
Diversified Banks–11.14%
Bank of America Corp.	1,265,462	53,718,862
Citigroup, Inc.	748,855	52,554,644
JPMorgan Chase & Co.	125,747	20,583,526
Wells Fargo & Co.	808,187	37,507,959
		164,364,991
Electric Utilities–1.51%
Exelon Corp.	462,362	22,350,579
Electrical Components & Equipment–3.90%
Eaton Corp. PLC	201,429	30,075,364
Emerson Electric Co.	291,424	27,452,141
		57,527,505
Fertilizers & Agricultural Chemicals–3.11%
CF Industries Holdings, Inc.	420,231	23,457,294
Corteva, Inc.	531,510	22,365,941
		45,823,235
Health Care Distributors–2.33%
Henry Schein, Inc.(b)	201,862	15,373,810
Shares		Value
Health Care Distributors–(continued)
McKesson Corp.	95,140	$18,969,013
		34,342,823
Health Care Facilities–2.36%
HCA Healthcare, Inc.	79,655	19,333,862
Universal Health Services, Inc., Class B	112,184	15,522,900
		34,856,762
Health Care Services–1.61%
CVS Health Corp.	280,422	23,796,611
Health Care Supplies–0.71%
DENTSPLY SIRONA, Inc.	179,246	10,405,230
Hotel & Resort REITs–1.04%
Host Hotels & Resorts, Inc.(b)	939,414	15,340,631
Hotels, Resorts & Cruise Lines–0.93%
Booking Holdings, Inc.(b)	5,768	13,692,482
Household Products–1.82%
Colgate-Palmolive Co.	117,015	8,843,994
Kimberly-Clark Corp.	136,289	18,050,115
		26,894,109
Industrial Conglomerates–1.38%
General Electric Co.	197,989	20,398,807
Integrated Oil & Gas–2.96%
Chevron Corp.	259,287	26,304,666
Suncor Energy, Inc. (Canada)	838,923	17,399,263
		43,703,929
Integrated Telecommunication Services–0.74%
AT&T, Inc.	402,745	10,878,142
Internet & Direct Marketing Retail–0.66%
eBay, Inc.	140,474	9,786,824
Investment Banking & Brokerage–3.23%
Goldman Sachs Group, Inc. (The)	65,208	24,650,580
Morgan Stanley	236,005	22,965,647
		47,616,227
IT Consulting & Other Services–3.07%
Cognizant Technology Solutions Corp., Class A	382,860	28,412,040
DXC Technology Co.(b)	504,139	16,944,112
		45,356,152
Life & Health Insurance–0.97%
MetLife, Inc.	230,798	14,247,160
Managed Health Care–2.54%
Anthem, Inc.	84,706	31,578,397
UnitedHealth Group, Inc.	15,133	5,913,068
		37,491,465
Multi-line Insurance–2.79%
American International Group, Inc.	748,630	41,092,301

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Shares		Value
Oil & Gas Exploration & Production–8.25%
Canadian Natural Resources Ltd. (Canada)	477,899	$17,473,159
ConocoPhillips	191,472	12,976,057
Devon Energy Corp.	719,190	25,538,437
Hess Corp.	233,384	18,229,624
Marathon Oil Corp.	1,725,295	23,584,783
Pioneer Natural Resources Co.	143,279	23,857,386
		121,659,446
Packaged Foods & Meats–1.41%
Kraft Heinz Co. (The)	275,000	10,125,500
Tyson Foods, Inc., Class A	136,047	10,739,550
		20,865,050
Paper Packaging–1.55%
International Paper Co.	407,829	22,805,798
Pharmaceuticals–4.80%
Bristol-Myers Squibb Co.	230,577	13,643,241
Johnson & Johnson	155,214	25,067,061
Merck & Co., Inc.	148,542	11,156,989
Sanofi, ADR (France)	433,765	20,911,811
		70,779,102
Property & Casualty Insurance–0.96%
Allstate Corp. (The)	111,247	14,162,856
Regional Banks–3.40%
Citizens Financial Group, Inc.	456,102	21,427,672
Fifth Third Bancorp	491,290	20,850,348
Huntington Bancshares, Inc.	507,750	7,849,815
		50,127,835
Shares		Value
Semiconductors–4.26%
Intel Corp.	351,283	$18,716,358
NXP Semiconductors N.V. (China)	128,741	25,216,500
QUALCOMM, Inc.	147,174	18,982,502
		62,915,360
Soft Drinks–1.67%
Coca-Cola Co. (The)	469,743	24,647,415
Systems Software–1.64%
Microsoft Corp.	85,837	24,199,167
Tobacco–4.33%
Altria Group, Inc.	452,049	20,577,270
Philip Morris International, Inc.	457,511	43,367,468
		63,944,738
Total Common Stocks & Other Equity Interests (Cost $957,950,653)		1,456,174,976
Money Market Funds–1.48%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	7,585,789	7,585,789
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	5,600,634	5,602,874
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	8,669,473	8,669,473
Total Money Market Funds (Cost $21,857,615)		21,858,136
TOTAL INVESTMENTS IN SECURITIES–100.17% (Cost $979,808,268)		1,478,033,112
OTHER ASSETS LESS LIABILITIES—(0.17)%		(2,491,917)
NET ASSETS–100.00%		$1,475,541,195
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value September 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,190,529	$72,409,558	$(76,014,298)	$-	$-	$7,585,789	$1,997
Invesco Liquid Assets Portfolio, Institutional Class	8,570,721	51,471,115	(54,439,819)	(2,816)	3,673	5,602,874	1,035
Invesco Treasury Portfolio, Institutional Class	12,789,175	82,753,780	(86,873,482)	-	-	8,669,473	828
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	41,150,420	(41,150,420)	-	-	-	90*
Invesco Private Prime Fund	-	74,221,105	(74,221,105)	-	-	-	1,203*
Total	$32,550,425	$322,005,978	$(332,699,124)	$(2,816)	$3,673	$21,858,136	$5,153

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/29/2021	Canadian Imperial Bank of Commerce	CAD	21,383,137	USD	16,946,193	$64,556
10/29/2021	Deutsche Bank AG	EUR	8,885,861	USD	10,401,665	103,919
Subtotal—Appreciation						168,475
Currency Risk
10/29/2021	Goldman Sachs International	CAD	650,717	USD	513,257	(474)
Total Forward Foreign Currency Contracts						$168,001

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,456,174,976	$—	$—	$1,456,174,976
Money Market Funds	21,858,136	—	—	21,858,136
Total Investments in Securities	1,478,033,112	—	—	1,478,033,112
Other Investments - Assets*
Forward Foreign Currency Contracts	—	168,475	—	168,475
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(474)	—	(474)
Total Other Investments	—	168,001	—	168,001
Total Investments	$1,478,033,112	$168,001	$—	$1,478,201,113

*	Unrealized appreciation (depreciation).
Invesco V.I. Comstock Fund